[GRAPHIC OMITTED]


Oppenheimer
DISCOVERY FUND



                                                Semiannual Report March 31, 2002




                                                                  [LOGO OMITTED]
                                                             OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Discovery Fund seeks capital appreciation.



    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 7  Financial
    Statements

33  Officers and Trustees






CUMULATIVE TOTAL RETURNS*
                 For the 6-Month Period
                 Ended 3/31/02
                 Without       With
                 Sales Chg.    Sales Chg.
-------------------------------------------
Class A          18.86%        12.03%
-------------------------------------------
Class B          18.42         13.42
-------------------------------------------
Class C          18.36         17.36
-------------------------------------------
Class N          18.69         17.69
-------------------------------------------
Class Y          19.05




AVERAGE ANNUAL TOTAL RETURNS*
                 For the 1-Year Period
                 Ended 3/31/02
                 Without       With
                 Sales Chg.    Sales Chg.
-------------------------------------------
Class A          8.65%         2.40%
-------------------------------------------
Class B          7.83          2.83
-------------------------------------------
Class C          7.82          6.82
-------------------------------------------
Class N          8.32          7.32
-------------------------------------------
Class Y          9.00






  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 6 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,


2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.







[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer Discovery Fund








1       OPPENHEIMER DISCOVERY FUND

LETTER TO SHAREHOLDERS


   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,




/S/SIGNATURE
John V. Murphy
April 19, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.




2       OPPENHEIMER DISCOVERY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?
A. In an extremely difficult market environment, the Fund slightly underperformed its peer group.(1) Technology stocks surged in the fourth quarter of 2001, as the Federal Reserve Board (the Fed) lowered interest rates for the 11th time in 2001. The Fund was underweighted in its technology holdings, not truly believing in the sector's rally. However, most of these same stocks came back down in the first quarter of 2002, although the Fund's recent gains were not enough to offset underperformance early in the period.

WHAT WERE CONDITIONS IN WHICH THE FUND OPERATED?
Challenging. And what made this period so challenging was the confluence of so many exogenous events. Our nation experienced a capital-led recession, the likes of which has not occurred since the Great Depression. Hundreds of small technology companies went bankrupt and those that survived faced a vastly slower growth environment. Companies of all sizes were cutting prices on goods in order to stay afloat. And even though the Fed cut rates to levels not seen in decades, only those companies that did not need access to capital could get it.
   Adding to fragile markets were the events of September 11, the collapse of many telecom companies and the bankruptcy of Enron. It is no wonder that confusion and volatility ruled and continues to rule the markets. We believe that only when there is clear leadership with reasonable valuations will this type of volatility end.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
Before the period began, in the summer and fall of 2001, we reduced the Fund's technology exposure to slightly less than that of its benchmark in light of steep declines in technology stocks and the many uncertainties facing the sector. However,


PORTFOLIO MANAGEMENT
TEAM
Jayne Stevlingson
(Portfolio Manager)
Tolomy Erpf
Bonnie Sherman
Stephen Roseman





1. Source: Lipper Analytical Services, 3/31/02. The average of the total return of the 430 funds in the Lipper Flexible Portfolio Funds Category for the six-month period ended 3/31/02 was 20.34%. Lipper rankings are based on total returns, but do not consider sales charges.




3       OPPENHEIMER DISCOVERY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


technology stocks rose sharply during the last three months of 2001 in response to interest rate cuts by the Federal Reserve Board and hopes for a rapid return to economic growth. While the Fund shared in the rise in technology with investments in companies such as Avid Technologies, Inc., which more than doubled in value by the end of the year, our slightly conservative position caused overall performance to lag behind the benchmark in late 2001.(2)
   The Fund exhibited better relative performance during the first three months of 2002 as a result of good individual stock selections across a wide range of industry sectors. Many of our strongest holdings were in sectors, such as energy and capital goods, that benefited from the improving economic climate. However, some of our best-performing holdings were among the market's weakest sectors. For example, consumer-related stocks performed poorly as a group, but the Fund's single greatest contributor to performance was Take-Two Interactive Software, Inc., a video game developer, which scored a greater-than-150% advance during the period. Another strong performer was Western Gas Resources, Inc., an independent natural gas producer that thrived despite unusually low natural gas prices that undermined most stocks in the sector. These results demonstrate the importance of careful stock selection in an environment that does not particularly favor any specific industry or sector.(2)

WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?
We believe that, despite recent shocks, the economy is likely to show moderate growth with low levels of inflation for the foreseeable future. Key economic indicators show clear signs of improvement, leading us to believe that the bottom of the economic downturn is behind us. Furthermore, while accounting scandals have clearly hurt the market in the short term, we believe they are prompting many companies to provide investors with more detailed and complete financial information, which will benefit investors in the long run.


--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
WITH SALES CHARGE
For the Periods Ended 3/31/02(3)

Class A
1-Year               5-Year          10-Year
------------------------------------------------
2.40%                6.20%           8.40%

Class B                              Since
1-Year               5-Year          Inception
------------------------------------------------
2.83%                6.35%           7.91%

Class C                              Since
1-Year               5-Year          Inception
------------------------------------------------
6.82%                6.66%           5.76%

Class N                              Since
1-Year               5-Year          Inception
------------------------------------------------
7.32%                N/A             -0.76%

Class Y                              Since
1-Year               5-Year          Inception
------------------------------------------------
9.00%                7.77%           9.38%
--------------------------------------------------------------------------------

2. The Fund's holdings and allocations are subject to change.
3. See Notes page 6 for further details.




4       OPPENHEIMER DISCOVERY FUND

    We believe there are even stronger prospects for the kinds of stocks in which the Fund invests. Most small-cap growth stocks have underperformed the overall market during the last two years, leaving the sector poised for above-average performance. We believe winners are likely to be spread broadly among a wide range of industries, favoring the Fund's disciplined strategy of selecting stocks on a company-by-company basis. Specifically, we are putting the Fund's cash to work to take advantage of attractive individual opportunities in hard-hit industries such as software and media and broadcasting, while maintaining our disciplined, buy-and-hold strategy for existing holdings we judge to be bright long-term prospects. Our consistent, disciplined commitment to small-cap growth investing is what makes Oppenheimer Discovery Fund part of THE RIGHT WAY TO INVEST.






TOP FIVE COMMON STOCK INDUSTRIES (5)
--------------------------------------------------------------------------------
Semiconductor Equipment & Products                       8.4%
--------------------------------------------------------------------------------
Software                                                 6.6
--------------------------------------------------------------------------------
Commercial Services & Supplies                           5.8
--------------------------------------------------------------------------------
Specialty Retail                                         5.6
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                         5.3
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS (5)
--------------------------------------------------------------------------------
1-800-FLOWERS.com, Inc.                                  2.0%
--------------------------------------------------------------------------------
PetsMart, Inc.                                           1.8
--------------------------------------------------------------------------------
Iron Mountain, Inc.                                      1.6
--------------------------------------------------------------------------------
ASM International NV                                     1.5
--------------------------------------------------------------------------------
Corinthian Colleges, Inc.                                1.2
--------------------------------------------------------------------------------
Western Gas Resources, Inc.                              1.1
--------------------------------------------------------------------------------
Key Energy Services, Inc.                                1.1
--------------------------------------------------------------------------------
Avid Technology, Inc.                                    1.1
--------------------------------------------------------------------------------
WebEx Communications, Inc.                               1.0
--------------------------------------------------------------------------------
Endocare, Inc.                                           1.0






--------------------------------------------------------------------------------
SECTOR ALLOCATION (4)

[GRAPHIC OMITTED]

o Information
  Technology                                         31.5%
     Semiconductor
     Equipment &
     Products                                         9.7
     Software                                         7.6
     Internet
     Software &
     Services                                         5.8
     Electronic
     Equipment &
     Instruments                                      2.7
     Computers &
     Peripherals                                      2.1
     Communications
     Equipment                                        2.1
     IT Consulting
     & Services                                       1.5
o Consumer
  Discretionary                                      19.3
o HealthCare                                         17.2
o Industrials                                        10.7
o Energy                                              8.1
o Financials                                          6.5
o Consumer
  Staples                                             4.2
o Materials                                           1.6
o Utilities                                           0.6
o Telecommunication
  Services                                            0.3
--------------------------------------------------------------------------------


4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of common stock investments.
5. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on net assets.




5       OPPENHEIMER DISCOVERY FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/4/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.




6       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited

                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1
------------------------------------------------------------------------------------
 COMMON STOCKS--86.9%
------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.8%
------------------------------------------------------------------------------------
 AUTO COMPONENTS--0.6%
 Autoliv, Inc.                                              315,500  $    7,647,720
------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.7%
 Ameristar Casinos, Inc.(1)                                 224,800       6,177,504
------------------------------------------------------------------------------------
 Applebee's International, Inc.                              69,900       2,537,370
------------------------------------------------------------------------------------
 California Pizza Kitchen, Inc.(1)                          175,600       4,391,756
------------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)                         129,200       8,608,596
------------------------------------------------------------------------------------
 Papa John's International, Inc.(1)                         261,500       7,290,620
------------------------------------------------------------------------------------
 Penn National Gaming, Inc.(1)                              106,700       3,736,634
                                                                      --------------
                                                                         32,742,480

------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 Lennar Corp.                                               173,400       9,148,584
------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--2.3%
 1-800-FLOWERS.com, Inc.(1,2)                             1,742,050      23,726,721
------------------------------------------------------------------------------------
 School Specialty, Inc.(1)                                  132,600       3,543,072
                                                                      --------------
                                                                         27,269,793

------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.4%
 Action Performance Cos., Inc.(1)                           107,500       5,294,375
------------------------------------------------------------------------------------
 MEDIA--3.1%
 Entercom Communications Corp.(1)                           153,700       8,433,519
------------------------------------------------------------------------------------
 Entravision Communications Corp.(1)                        150,000       2,220,000
------------------------------------------------------------------------------------
 Getty Images, Inc.(1)                                      403,000      12,073,880
------------------------------------------------------------------------------------
 Insight Communications Co., Inc.(1)                        247,400       5,183,030
------------------------------------------------------------------------------------
 Mediacom Communications Corp.(1)                           202,900       2,842,629
------------------------------------------------------------------------------------
 Speedway Motorsports, Inc.(1)                               98,500       2,808,235
------------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc.(1)                       277,346       3,819,054
                                                                      --------------
                                                                         37,380,347

------------------------------------------------------------------------------------
 SPECIALTY RETAIL--5.6%
 Abercrombie & Fitch Co., Cl. A(1)                          326,700      10,062,360
------------------------------------------------------------------------------------
 AnnTaylor Stores Corp.(1)                                  202,100       8,734,762
------------------------------------------------------------------------------------
 Barnes & Noble, Inc.(1)                                    258,400       8,007,816
------------------------------------------------------------------------------------
 Cost Plus, Inc.(1)                                         106,600       2,916,832
------------------------------------------------------------------------------------
 GameStop Corp.(1)                                          133,200       2,690,640
------------------------------------------------------------------------------------
 Genesco, Inc.(1)                                           240,200       6,622,314
------------------------------------------------------------------------------------
 PetsMart, Inc.(1)                                        1,571,100      21,304,116
------------------------------------------------------------------------------------
 Talbots, Inc. (The)                                         61,600       2,180,640
------------------------------------------------------------------------------------
 Too, Inc.(1)                                               148,800       4,388,112
                                                                      --------------
                                                                         66,907,592



7       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1

------------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.3%
 Guess ?, Inc.(1)                                         1,155,600  $    8,990,568
------------------------------------------------------------------------------------
 Steven Madden Ltd.(1)                                      386,900       6,770,750
                                                                      --------------
                                                                         15,761,318

------------------------------------------------------------------------------------
 CONSUMER STAPLES--3.6%
------------------------------------------------------------------------------------
 BEVERAGES--0.8%
 Cott Corp.(1)                                              517,600       9,777,464
------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--1.9%
 7-Eleven, Inc.(1)                                          694,100       7,739,215
------------------------------------------------------------------------------------
 Pathmark Stores, Inc.(1)                                   311,300       7,455,635
------------------------------------------------------------------------------------
 Performance Food Group Co.(1)                              184,300       6,019,238
------------------------------------------------------------------------------------
 Whole Foods Market, Inc.(1)                                 42,100       1,923,549
                                                                      --------------
                                                                         23,137,637

------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.5%
 American Italian Pasta Co.(1)                               66,600       3,023,640
------------------------------------------------------------------------------------
 Sensient Technologies Corp.                                156,300       3,598,026
                                                                      --------------
                                                                          6,621,666

------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Elizabeth Arden, Inc.(1)                                   377,500       4,397,875
------------------------------------------------------------------------------------
 ENERGY--7.1%
------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--4.6%
 Grant Prideco, Inc.(1)                                     488,000       6,675,840
------------------------------------------------------------------------------------
 Key Energy Services, Inc.(1)                             1,233,900      13,227,408
------------------------------------------------------------------------------------
 Patterson-UTI Energy, Inc.(1)                              229,100       6,813,434
------------------------------------------------------------------------------------
 Precision Drilling Corp.(1)                                119,900       3,832,004
------------------------------------------------------------------------------------
 Pride International, Inc.(1)                               367,700       5,846,430
------------------------------------------------------------------------------------
 Tidewater, Inc.                                            117,100       4,959,185
------------------------------------------------------------------------------------
 Unit Corp.(1)                                              446,400       8,164,656
------------------------------------------------------------------------------------
 Varco International, Inc.(1)                               312,000       6,271,200
                                                                      --------------
                                                                         55,790,157

------------------------------------------------------------------------------------
 OIL & GAS--2.5%
 Cabot Oil & Gas Corp., Cl. A                               119,800       2,966,248
------------------------------------------------------------------------------------
 Pioneer Natural Resources Co.(1)                           349,400       7,788,126
------------------------------------------------------------------------------------
 Spinnaker Exploration Co.(1)                                96,400       4,015,060
------------------------------------------------------------------------------------
 Tesoro Petroleum Corp.(1)                                   58,700         824,735
------------------------------------------------------------------------------------
 Western Gas Resources, Inc.                                369,200      13,741,624
                                                                      --------------
                                                                         29,335,793


8       OPPENHEIMER DISCOVERY FUND

                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1
------------------------------------------------------------------------------------
 FINANCIALS--5.6%
------------------------------------------------------------------------------------
 BANKS--2.0%
 BankAtlantic Bancorp, Inc.                                 678,400  $    8,819,200
------------------------------------------------------------------------------------
 Commerce Bancorp, Inc.                                     221,600       9,949,840
------------------------------------------------------------------------------------
 Cullen/Frost Bankers, Inc.                                 147,000       5,272,890
                                                                      --------------
                                                                         24,041,930

------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--1.0%
 Affiliated Managers Group, Inc.(1)                          57,100       4,101,493
------------------------------------------------------------------------------------
 Providian Financial Corp.                                  389,600       2,941,480
------------------------------------------------------------------------------------
 Saxon Capital Acquisition Co.(1,3)                         337,400       4,983,398
                                                                      --------------
                                                                         12,026,371

------------------------------------------------------------------------------------
 INSURANCE--1.2%
 Fidelity National Financial, Inc.                          449,570      11,855,161
------------------------------------------------------------------------------------
 Willis Group Holdings Ltd.(1)                              115,000       2,840,500
                                                                      --------------
                                                                         14,695,661

------------------------------------------------------------------------------------
 REAL ESTATE--1.4%
 Annaly Mortgage Management, Inc.                           172,500       2,929,050
------------------------------------------------------------------------------------
 FelCor Lodging Trust, Inc.                                 238,600       5,070,250
------------------------------------------------------------------------------------
 RAIT Investment Trust                                      443,700       8,940,555
                                                                      --------------
                                                                         16,939,855

------------------------------------------------------------------------------------
 HEALTH CARE--15.0%
------------------------------------------------------------------------------------
 BIOTECHNOLOGY--4.9%
 Alkermes, Inc.(1)                                           79,600       2,074,376
------------------------------------------------------------------------------------
 ArQule, Inc.(1)                                            190,200       2,402,226
------------------------------------------------------------------------------------
 Cell Genesys, Inc.(1)                                      200,000       3,390,000
------------------------------------------------------------------------------------
 Cell Therapeutics, Inc.(1)                                 301,200       7,478,796
------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc.(1)          248,200       7,694,200
------------------------------------------------------------------------------------
 CV Therapeutics, Inc.(1)                                   302,800      10,961,360
------------------------------------------------------------------------------------
 Enzon, Inc.(1)                                             231,100      10,235,419
------------------------------------------------------------------------------------
 Novavax, Inc.(1)                                           330,500       3,780,920
------------------------------------------------------------------------------------
 V.I. Technologies, Inc.(1)                                 260,800       1,353,552
------------------------------------------------------------------------------------
 XOMA Ltd.(1)                                             1,068,400       9,177,556
                                                                      --------------
                                                                         58,548,405

------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
 Aspect Medical Systems, Inc.(1)                            294,000       2,616,600
------------------------------------------------------------------------------------
 Cholestech Corp.(1)                                        254,600       4,549,447







9       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1

------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Closure Medical Corp.(1)                                   258,100  $    5,079,408
------------------------------------------------------------------------------------
 Cytyc Corp.(1)                                             192,300       5,176,716
------------------------------------------------------------------------------------
 Endocare, Inc.(1)                                          627,100      12,360,141
------------------------------------------------------------------------------------
 Hologic, Inc.(1)                                           275,000       4,248,750
------------------------------------------------------------------------------------
 Integra LifeSciences Holdings Corp.(1)                     185,200       5,209,676
------------------------------------------------------------------------------------
 Med-Design Corp. (The)(1)                                  156,400       2,197,420
------------------------------------------------------------------------------------
 MedSource Technologies, Inc.(1)                            500,000       6,480,000
------------------------------------------------------------------------------------
 ResMed, Inc.(1)                                            104,600       4,197,598
------------------------------------------------------------------------------------
 SonoSite, Inc.(1)                                          180,400       3,499,760
------------------------------------------------------------------------------------
 Therasense, Inc.(1)                                        254,200       4,804,380
------------------------------------------------------------------------------------
 Wright Medical Group, Inc.(1)                              192,500       3,867,325
                                                                      --------------
                                                                         64,287,221

------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.9%
 AmeriPath, Inc.(1)                                         288,300       7,726,440
------------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                                       410,100       7,996,950
------------------------------------------------------------------------------------
 DIANON Systems, Inc.(1)                                     58,900       3,821,432
------------------------------------------------------------------------------------
 Eclipsys Corp.(1)                                          163,600       2,684,676
------------------------------------------------------------------------------------
 Pediatrix Medical Group, Inc.(1)                           188,800       7,695,488
------------------------------------------------------------------------------------
 Triad Hospitals, Inc.(1)                                    88,000       3,025,440
------------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                  67,000       4,945,940
------------------------------------------------------------------------------------
 United Surgical Partners International, Inc.(1)            232,400       5,391,680
------------------------------------------------------------------------------------
 VitalWorks, Inc.(1)                                        620,600       3,630,510
                                                                      --------------
                                                                         46,918,556

------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.9%
 NPS Pharmaceuticals, Inc.(1)                               126,400       4,124,432
------------------------------------------------------------------------------------
 Pharmaceutical Resources, Inc.(1,3)                        286,600       6,073,054
                                                                      --------------
                                                                         10,197,486

------------------------------------------------------------------------------------
 INDUSTRIALS--9.3%
------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.6%
 Alliant Techsystems, Inc.(1)                                91,100       9,291,289
------------------------------------------------------------------------------------
 FLIR Systems, Inc.(1)                                       55,400       2,645,350
------------------------------------------------------------------------------------
 Precision Castparts Corp.                                  196,900       6,972,229
                                                                      --------------
                                                                         18,908,868

------------------------------------------------------------------------------------
 AIRLINES--0.5%
 SkyWest, Inc.                                              233,700       5,826,141
------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.8%
 Career Education Corp.(1)                                  158,800       6,288,480
------------------------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                               291,500      14,735,325


10       OPPENHEIMER DISCOVERY FUND

                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1
------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Global Payments, Inc.                                      205,400  $    7,527,910
------------------------------------------------------------------------------------
 Iron Mountain, Inc.(1)                                     606,350      19,233,422
------------------------------------------------------------------------------------
 ITT Educational Services, Inc.(1)                           79,800       3,591,000
------------------------------------------------------------------------------------
 SkillSoft Corp.(1)                                         119,000       2,742,950
------------------------------------------------------------------------------------
 TeleTech Holdings, Inc.(1)                                 227,800       3,059,354
------------------------------------------------------------------------------------
 Weight Watchers International, Inc.(1)                     128,500       4,916,410
------------------------------------------------------------------------------------
 World Fuel Services Corp.                                  405,200       7,941,920
                                                                      --------------
                                                                         70,036,771

------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.7%
 McDermott International, Inc.(1)                           545,000       8,474,750
------------------------------------------------------------------------------------
 MACHINERY--0.5%
 Flowserve Corp.(1)                                         181,800       5,819,418
------------------------------------------------------------------------------------
 ROAD & RAIL--0.2%
 Yellow Corp.(1)                                             92,400       2,438,436
------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--27.4%
------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.8%
 C-COR.net Corp.(1)                                         482,800       8,690,400
------------------------------------------------------------------------------------
 Centillium Communications, Inc.(1)                         426,800       5,164,280
------------------------------------------------------------------------------------
 McDATA Corp., Cl. A(1)                                     171,800       2,039,266
------------------------------------------------------------------------------------
 Microtune, Inc.(1)                                         440,200       6,325,674
                                                                      --------------
                                                                         22,219,620

------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.9%
 Advanced Digital Information Corp.(1)                      727,400       9,463,474
------------------------------------------------------------------------------------
 Avid Technology, Inc.(1)                                   917,600      12,763,816
                                                                      --------------
                                                                         22,227,290

------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
 Applied Films Corp.(1)                                     313,600       7,714,560
------------------------------------------------------------------------------------
 Benchmark Electronics, Inc.(1)                              97,000       2,716,000
------------------------------------------------------------------------------------
 InVision Technologies, Inc.(1)                             151,800       6,102,360
------------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                    91,500       4,656,435
------------------------------------------------------------------------------------
 TTM Technologies, Inc.(1)                                  650,000       6,441,500
------------------------------------------------------------------------------------
 Virage Logic Corp.(1)                                       57,500         875,725
                                                                      --------------
                                                                         28,506,580

------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--5.0%
 Alloy, Inc.(1)                                             331,500       4,982,445
------------------------------------------------------------------------------------
 Ariba, Inc.(1)                                           1,145,700       5,190,021
------------------------------------------------------------------------------------
 Business Objects SA, Sponsored ADR(1)                       83,800       3,683,848
------------------------------------------------------------------------------------
 Chordiant Software, Inc.(1)                                937,500       6,815,625


11       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1
------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 FreeMarkets, Inc.(1)                                       141,200  $    3,243,364
------------------------------------------------------------------------------------
 KPMG Consulting, Inc.(1)                                   247,800       5,005,560
------------------------------------------------------------------------------------
 MatrixOne, Inc.(1)                                         386,600       3,448,472
------------------------------------------------------------------------------------
 Overture Services, Inc.(1)                                 338,100       9,439,752
------------------------------------------------------------------------------------
 SeeBeyond Technology Corp.(1)                              532,800       4,075,920
------------------------------------------------------------------------------------
 Vitria Technology, Inc.(1)                                 530,600       2,095,870
------------------------------------------------------------------------------------
 WebEx Communications, Inc.(1)                              757,500      12,460,875
                                                                      --------------
                                                                         60,441,752

------------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.3%
 J.D. Edwards & Co.(1)                                      270,900       4,887,036
------------------------------------------------------------------------------------
 Perot Systems Corp.(1)                                     185,300       3,696,735
------------------------------------------------------------------------------------
 Titan Corp. (The)(1)                                       355,500       7,341,075
                                                                      --------------
                                                                         15,924,846

------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.4%
 Amkor Technology, Inc.(1)                                  162,000       3,614,220
------------------------------------------------------------------------------------
 ASM International NV(1)                                    682,300      17,814,853
------------------------------------------------------------------------------------
 Brooks Automation, Inc.(1)                                 123,100       5,593,664
------------------------------------------------------------------------------------
 ChipPAC, Inc.(1)                                           836,400       8,213,448
------------------------------------------------------------------------------------
 Cirrus Logic, Inc.(1)                                      261,800       4,940,166
------------------------------------------------------------------------------------
 FEI Co.(1)                                                 134,600       4,785,030
------------------------------------------------------------------------------------
 GlobespanVirata, Inc.(1)                                   364,404       5,436,908
------------------------------------------------------------------------------------
 Lattice Semiconductor Corp.(1)                             182,700       3,202,731
------------------------------------------------------------------------------------
 LTX Corp.(1)                                               109,300       2,971,867
------------------------------------------------------------------------------------
 MKS Instruments, Inc.(1)                                   199,000       6,813,760
------------------------------------------------------------------------------------
 Oak Technology, Inc.(1)                                    193,900       2,885,232
------------------------------------------------------------------------------------
 Photronics, Inc.(1)                                        109,700       3,700,181
------------------------------------------------------------------------------------
 Power Integrations, Inc.(1)                                177,800       3,387,090
------------------------------------------------------------------------------------
 RF Micro Devices, Inc.(1)                                  268,600       4,807,940
------------------------------------------------------------------------------------
 Rudolph Technologies, Inc.(1)                              127,900       5,520,164
------------------------------------------------------------------------------------
 Semtech Corp.(1)                                           108,200       3,949,300
------------------------------------------------------------------------------------
 Silicon Image, Inc.(1)                                     834,100       7,123,214
------------------------------------------------------------------------------------
 Therma-Wave, Inc.(1)                                       205,200       2,963,088
------------------------------------------------------------------------------------
 Xicor, Inc.(1)                                             280,700       2,983,841
                                                                      --------------
                                                                        100,706,697

------------------------------------------------------------------------------------
 SOFTWARE--6.6%
 Ansoft Corp.(1)                                            164,100       3,011,235
------------------------------------------------------------------------------------
 Aspen Technology, Inc.(1)                                  354,300       8,113,470
------------------------------------------------------------------------------------
 BARRA, Inc.(1)                                              49,500       2,998,215


12       OPPENHEIMER DISCOVERY FUND

                                                                       MARKET VALUE
                                                             SHARES      SEE NOTE 1
------------------------------------------------------------------------------------
 SOFTWARE Continued
 Cognos, Inc.(1)                                            199,100  $    5,465,295
------------------------------------------------------------------------------------
 Documentum, Inc.(1)                                        222,800       5,670,260
------------------------------------------------------------------------------------
 E.piphany, Inc.(1)                                         568,500       4,297,860
------------------------------------------------------------------------------------
 Macromedia, Inc.(1)                                        481,200       9,826,104
------------------------------------------------------------------------------------
 Manugistics Group, Inc.(1)                                 425,700       9,144,036
------------------------------------------------------------------------------------
 MSC.Software Corp.(1)                                      377,100       8,673,300
------------------------------------------------------------------------------------
 NetIQ Corp.(1)                                              74,400       1,622,664
------------------------------------------------------------------------------------
 Precise Software Solutions Ltd.(1)                         348,000       8,104,920
------------------------------------------------------------------------------------
 SERENA Software, Inc.(1)                                   117,100       2,283,450
------------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc.(1,3)                   333,100       6,695,310
------------------------------------------------------------------------------------
 Verisity Ltd.(1)                                           163,200       3,660,576
                                                                      --------------
                                                                         79,566,695

------------------------------------------------------------------------------------
 MATERIALS--1.4%
------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.1%
 Bemis Co., Inc.                                             71,600       3,891,460
------------------------------------------------------------------------------------
 Pactiv Corp.(1)                                            483,800       9,685,676
                                                                      --------------
                                                                         13,577,136

------------------------------------------------------------------------------------
 METALS & MINING--0.3%
 Steel Dynamics, Inc.(1)                                    175,500       2,879,955
------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.2%
------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.2%
 Metro One Telecommunication, Inc.(1)                       116,400       2,950,740
------------------------------------------------------------------------------------
 UTILITIES--0.5%
------------------------------------------------------------------------------------
 MULTI-UTILITIES--0.5%
 Questar Corp.                                              230,300       5,921,013
                                                                      --------------
 Total Common Stocks (Cost $901,403,209)                              1,045,294,994


------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.6%
------------------------------------------------------------------------------------
 Candescent Technologies Corp.:
 $2.50 Cv., Series D, Vtg.(1,3)                           1,200,000              --
 Sr. Exchangeable, Series F, Vtg.(1,3)                      200,000              --
 Sr. Exchangeable, Series E, Vtg.(1,3)                      800,000              --
------------------------------------------------------------------------------------
 DOV Pharmaceutical, Inc., $10 Cv., Series D(1,3)           300,000       3,000,000
------------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc., 8.25% Cum. Cv.,
  Series B                                                  150,000       3,581,250
                                                                      --------------
 Total Preferred Stocks (Cost $15,300,600)                                6,581,250



13       OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           PRINCIPAL    MARKET VALUE
                                                              AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.5%
------------------------------------------------------------------------------------
 Advanced Energy Industries, Inc., 5.25% Cv.
 Unsec. Sub. Nts., 11/15/06
 (Cost $5,333,650)                                       $ 6,271,000  $    6,255,323

------------------------------------------------------------------------------------
 SHORT-TERM NOTES--3.7%
------------------------------------------------------------------------------------
 New Center Asset Trust, 1.81%, 5/9/02                    25,000,000      24,951,180
------------------------------------------------------------------------------------
 Wyeth, 1.93%, 5/3/02                                     20,000,000      19,965,689
                                                                      --------------
 Total Short-Term Notes (Cost $44,916,869)                                44,916,869

------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--11.0%
------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets,
 Inc., 1.80%, dated 3/28/02, to be repurchased at
 $132,693,533 on 4/1/02, collateralized by U.S. Treasury
 Bonds, 6.625%--13.75%, 8/15/04--2/15/27, with a value of
 $18,360,804, U.S. Treasury Nts., 5.25%--7%,
 5/31/02--8/15/10, with a value of $99,405,926 and U.S.
 Treasury Bills, 4/18/02--6/27/02, with a value of
 $17,701,057 (Cost $132,667,000)                         132,667,000     132,667,000
------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,099,621,328)             102.7%  1,235,715,436
------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF NET ASSETS                            (2.7)    (32,117,525)
                                                         ---------------------------
 NET ASSETS                                                    100.0% $1,203,597,911
                                                         ===========================




FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2002 amounts to $23,726,721. Transactions during the period in which the issuer was an affiliate are as follows:

                                 SHARES                              SHARES
                          SEPTEMBER 30,       GROSS       GROSS   MARCH 31,    UNREALIZED
                                   2001   ADDITIONS  REDUCTIONS        2002  APPRECIATION
-----------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 1-800-FLOWERS.com, Inc.      1,742,050         --           --   1,742,050   $17,713,772

3. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








14       OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2002
------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------
 Investments, at value (including repurchase agreement of
 $132,667,000) -- see accompanying statement:
 Unaffiliated companies (cost $1,093,608,379)                       $1,211,988,715
 Affiliated companies (cost $6,012,949)                                 23,726,721
                                                                    --------------
                                                                     1,235,715,436
------------------------------------------------------------------------------------
 Cash                                                                      447,703
------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       22,923,895
 Shares of beneficial interest sold                                      2,556,948
 Interest and dividends                                                    214,834
 Other                                                                      14,690
                                                                    --------------
 Total assets                                                        1,261,873,506

------------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------------

 Payables and other liabilities:
 Investments purchased                                                  53,495,693
 Shares of beneficial interest redeemed                                  2,899,482
 Shareholder reports                                                       751,924
 Distribution and service plan fees                                        683,293
 Trustees' compensation                                                    214,203
 Transfer and shareholder servicing agent fees                             204,556
 Other                                                                      26,444
                                                                    --------------
 Total liabilities                                                      58,275,595

------------------------------------------------------------------------------------
 NET ASSETS                                                         $1,203,597,911
                                                                    ==============

------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
 Paid-in capital                                                    $1,327,180,414
------------------------------------------------------------------------------------
 Accumulated net investment loss                                        (6,002,143)
------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                        (253,674,468)
------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies              136,094,108
                                                                    --------------
 NET ASSETS                                                         $1,203,597,911
                                                                    ==============








15       OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

------------------------------------------------------------------------------------------------------------------

 NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $842,199,560 and 21,421,498 shares of beneficial interest outstanding)                                   $39.32
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                              $41.72
------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $252,065,441
 and 6,989,097 shares of beneficial interest outstanding)                                                 $36.07
------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,466,216
 and 1,397,999 shares of beneficial interest outstanding)                                                 $36.81
------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,456,165
 and 62,692 shares of beneficial interest outstanding)                                                    $39.18
------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $55,410,529 and 1,370,606 shares of beneficial interest outstanding)                       $40.43



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





16       OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2002
------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------

 Dividends                                                         $     2,109,863
------------------------------------------------------------------------------------
 Interest                                                                1,674,652
                                                                   -----------------
 Total income                                                            3,784,515

------------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------------
 Management fees                                                         3,938,335
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   985,590
 Class B                                                                 1,250,358
 Class C                                                                   246,036
 Class N                                                                     3,124
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,617,177
 Class B                                                                   495,533
 Class C                                                                    97,333
 Class N                                                                     2,605
 Class Y                                                                    90,667
------------------------------------------------------------------------------------
 Shareholder reports                                                       814,186
------------------------------------------------------------------------------------
 Trustees' compensation                                                     32,863
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                 5,056
------------------------------------------------------------------------------------
 Other                                                                      45,580
                                                                   -----------------
 Total expenses                                                          9,624,443
 Less reduction to custodian expenses                                       (5,056)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Class A, B, C and N                               (26,202)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Class Y                                            (4,792)
                                                                   -----------------
 Net expenses                                                            9,588,393

------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                    (5,803,878)
------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                           (17,290,646)
 Closing and expiration of option contracts written                         39,398
 Foreign currency transactions                                            (301,803)
                                                                   -----------------
 Net realized loss                                                     (17,553,051)

 Net change in unrealized appreciation on:
 Investments                                                           220,648,560
 Translation of assets and liabilities denominated in foreign currencies   339,840
                                                                   -----------------
 Net change                                                            220,988,400
                                                                   -----------------
 Net realized and unrealized gain                                      203,435,349

------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $197,631,471
                                                                   =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



17       OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS                        YEAR
                                                                          ENDED                       ENDED
                                                                 MARCH 31, 2002               SEPTEMBER 30,
                                                                    (UNAUDITED)                        2001
--------------------------------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------------------------------
 Net investment loss                                        $       (5,803,878)            $      (7,136,322)
--------------------------------------------------------------------------------------------------------------
 Net realized loss                                                 (17,553,051)                 (231,490,183)
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)              220,988,400                  (436,892,249)
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations   197,631,471                  (675,518,754)

--------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                    --                  (247,645,141)
 Class B                                                                    --                   (85,202,046)
 Class C                                                                    --                   (14,908,777)
 Class N                                                                    --                            --
 Class Y                                                                    --                   (16,227,785)

--------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                           (50,369,204)                  180,806,239
 Class B                                                           (23,523,431)                   47,205,449
 Class C                                                              (966,261)                   16,209,772
 Class N                                                             2,148,457                       201,715
 Class Y                                                            (4,105,016)                   10,603,044

--------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                         120,816,016                  (784,476,284)
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                             1,082,781,895                 1,867,258,179
                                                                ----------------------------------------------
 End of period (accumulated net investment
 loss of $6,002,143 and $198,265, respectively)                 $1,203,597,911                $1,082,781,895
                                                                ==============================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







18       OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

                                              SIX MONTHS                                                         YEAR
                                                   ENDED                                                        ENDED
                                          MARCH 31, 2002                                                    SEPT. 30,
                                             (UNAUDITED)       2001         2000       1999        1998          1997
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $ 33.08    $ 66.77      $ 43.26    $ 40.12     $ 51.72       $ 51.19
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                (.13)      (.19)        (.32)      (.28)       (.26)         (.08)
 Net realized and unrealized gain (loss)            6.37     (20.66)       26.72       4.84      (10.37)         4.12
----------------------------------------------------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                         6.24     (20.85)       26.40       4.56      (10.63)         4.04
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                 --     (12.84)       (2.89)     (1.42)       (.97)        (3.51)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $39.32     $33.08       $66.77     $43.26      $40.12        $51.72
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)               18.86%    (37.01)%      62.15%     11.59%     (20.78)%        9.16%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $  842,200   $754,082   $1,286,298   $750,394  $  945,972    $1,330,172
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $  819,638   $988,717   $1,176,289   $875,057  $1,215,780    $1,119,302
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                               (0.81)%    (0.31)%      (0.47)%    (0.69)%    (0.51)%       (0.17)%
 Expenses                                           1.46%      1.25%        1.15%      1.31%       1.18%(3)      1.22%(3)
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              85%       155%         224%        73%         82%           69%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




19       OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued

                                          SIX MONTHS                                                                        YEAR
                                               ENDED                                                                       ENDED
                                      MARCH 31, 2002                                                                   SEPT. 30,
 CLASS B                                 (UNAUDITED)          2001            2000            1999           1998           1997
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 30.46       $ 62.99         $ 41.22         $ 38.58        $ 50.15        $ 50.10
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                            (.41)         (.29)           (.47)           (.85)          (.55)          (.23)
 Net realized and unrealized gain (loss)        6.02        (19.40)          25.13            4.91         (10.05)          3.79
----------------------------------------------------------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                          5.61        (19.69)          24.66            4.06         (10.60)          3.56
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain             --        (12.84)          (2.89)          (1.42)          (.97)         (3.51)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $36.07        $30.46          $62.99          $41.22         $38.58         $50.15
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)           18.42%       (37.48)%         60.95%          10.73%        (21.37)%         8.33%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $252,065      $234,023        $423,689        $224,710       $265,687       $322,736
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $251,525      $315,607        $371,643        $257,146       $319,197       $233,172
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                           (1.56)%       (1.07)%         (1.22)%         (1.45)%        (1.27)%        (0.93)%
 Expenses                                       2.22%         2.01%           1.90%           2.07%          1.94%(3)       1.97%(3)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          85%          155%            224%             73%            82%            69%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




20       OPPENHEIMER DISCOVERY FUND

                                              SIX MONTHS                                                              YEAR
                                                   ENDED                                                             ENDED
                                          MARCH 31, 2002                                                         SEPT. 30,
 CLASS C                                     (UNAUDITED)        2001          2000        1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $ 31.10     $ 64.00       $ 41.85     $ 39.15       $ 50.86       $ 50.73
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                (.29)       (.24)         (.24)       (.85)         (.55)         (.26)
 Net realized and unrealized gain (loss)            6.00      (19.82)        25.28        4.97        (10.19)         3.90
                                                 -----------------------------------------------------------------------------
 Total income (loss) from
 investment operations                              5.71      (20.06)        25.04        4.12        (10.74)         3.64
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain                 --      (12.84)        (2.89)      (1.42)         (.97)        (3.51)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 36.81      $31.10        $64.00      $41.85        $39.15        $50.86
                                                 =================================================================================

------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)               18.36%     (37.47)%       60.95%      10.73%       (21.34)%        8.39%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $51,466     $44,404       $70,140     $27,413       $33,441       $41,720
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $49,380     $56,301       $55,205     $31,971       $40,501       $26,361
 Ratios to average net assets:(2)
 Net investment loss                               (1.57)%     (1.07)%       (1.20)%     (1.45)%       (1.25)%       (0.92)%
 Expenses                                           2.22%       2.01%         1.90%       2.07%         1.92%(3)      1.94%(3)
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              85%        155%          224%         73%           82%           69%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




21       OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                  SIX MONTHS       PERIOD
                                                                       ENDED        ENDED
                                                              MARCH 31, 2002    SEPT. 30,
 CLASS N                                                         (UNAUDITED)      2001(1)
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                $ 33.01      $ 39.11
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                    (.20)        (.13)
 Net realized and unrealized gain (loss)                                6.37        (5.97)
                                                                     ----------------------
 Total income (loss) from investment operations                         6.17        (6.10)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain                                     --           --
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $39.18       $33.01
                                                                     ======================

-------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                                   18.69%      (15.60)%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                             $2,456        $147
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $1,266        $105
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                   (1.20)%     (0.93)%
 Expenses                                                               1.72%       1.55%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  85%        155%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




22       OPPENHEIMER DISCOVERY FUND

                                            SIX MONTHS                                                      YEAR
                                                 ENDED                                                     ENDED
                                        MARCH 31, 2002                                                 SEPT. 30,
 CLASS Y                                   (UNAUDITED)        2001       2000       1999        1998        1997
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 33.96     $ 68.06    $ 43.92    $ 40.63     $ 52.17     $ 51.44
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.03)       (.17)      (.30)      (.17)       (.09)        .02
 Net realized and unrealized gain (loss)          6.50      (21.09)     27.33       4.88      (10.48)       4.22
                                               ---------------------------------------------------------------------
 Total income (loss) from
 investment operations                            6.47      (21.26)     27.03       4.71      (10.57)       4.24
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Distributions from net realized gain               --      (12.84)     (2.89)     (1.42)       (.97)      (3.51)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $40.43      $33.96     $68.06     $43.92      $40.63      $52.17
                                               =====================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)             19.05%     (36.88)  %  62.68%     11.82%     (20.47)%      9.50%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $55,411     $50,125    $87,131    $39,189     $39,664     $45,112
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $55,253     $64,264    $76,635    $40,649     $44,859     $34,811
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.49)   %  (0.13)  %  (0.11)  %  (0.48)%     (0.15)%      0.15%
 Expenses                                         1.15%       1.14%      0.80%      1.11%       0.81%(3)    0.89%(3)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                               1.13%       1.06%       N/A        N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            85%        155%       224%        73%         82%         69%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




23       OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



24       OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $248,662,105. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of September 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            EXPIRING
            --------------------------
               2009        $12,201,695

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2002, the Fund's projected benefit obligations were increased by $15,166 and payments of $11,904 were made to retired trustees, resulting in an accumulated liability of $203,683 as of March 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.





25       OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.






26       OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MARCH 31, 2002            YEAR ENDED SEPTEMBER 30, 2001(1)
                                    SHARES             AMOUNT                SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                            2,951,694      $ 109,430,811               10,546,587    $   449,042,087
 Dividends and/or
 distributions reinvested               --                 --                4,648,068        219,993,180
 Redeemed                       (4,323,708)      (159,800,015)             (11,667,054)      (488,229,028)
                                ---------------------------------------------------------------------------
 Net increase (decrease)        (1,372,014)     $ (50,369,204)               3,527,601       $180,806,239
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              547,374      $  18,655,815                1,894,877    $    77,075,225
 Dividends and/or
 distributions reinvested               --                 --                1,847,357         81,043,513
 Redeemed                       (1,240,489)       (42,179,246)              (2,786,546)      (110,913,289)
                                ---------------------------------------------------------------------------
 Net increase (decrease)          (693,115)     $ (23,523,431)                 955,688    $    47,205,449
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              273,956      $   9,593,190                1,258,638    $    52,853,935
 Dividends and/or
 distributions reinvested               --                 --                  304,319         13,627,416
 Redeemed                         (303,929)       (10,559,451)              (1,230,937)       (50,271,579)
                                ---------------------------------------------------------------------------
 Net increase (decrease)           (29,973)     $    (966,261)                 332,020    $    16,209,772
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                               66,314      $   2,451,832                   10,481    $       421,600
 Dividends and/or
 distributions reinvested               --                 --                       --                 --
 Redeemed                           (8,060)          (303,375)                  (6,043)          (219,885)
                                ---------------------------------------------------------------------------
 Net increase                       58,254      $   2,148,457                    4,438    $       201,715
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                              332,156      $  12,751,195                  868,788    $    38,187,299
 Dividends and/or
 distributions reinvested               --                 --                  334,869         16,227,784
 Redeemed                         (437,369)       (16,856,211)              (1,008,092)       (43,812,039)
                                ---------------------------------------------------------------------------
 Net increase (decrease)          (105,213)     $  (4,105,016)                 195,565    $    10,603,044
                                ===========================================================================

 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.



27       OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $881,492,140 and $943,890,964, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.67%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   AGGREGATE               CLASS A          CONCESSIONS         CONCESSIONS        CONCESSIONS         CONCESSIONS
                   FRONT-END             FRONT-END           ON CLASS A          ON CLASS B         ON CLASS C          ON CLASS N
               SALES CHARGES         SALES CHARGES               SHARES              SHARES             SHARES              SHARES
 SIX MONTHS       ON CLASS A           RETAINED BY          ADVANCED BY         ADVANCED BY        ADVANCED BY         ADVANCED BY
 ENDED                SHARES           DISTRIBUTOR       DISTRIBUTOR(1)      DISTRIBUTOR(1)     DISTRIBUTOR(1)      DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2002     $550,071              $170,671              $54,998            $485,941            $45,026             $14,586

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A          CLASS B             CLASS C              CLASS N
                            CONTINGENT       CONTINGENT          CONTINGENT           CONTINGENT
                              DEFERRED         DEFERRED            DEFERRED             DEFERRED
                         SALES CHARGES    SALES CHARGES       SALES CHARGES        SALES CHARGES
 SIX MONTHS                RETAINED BY      RETAINED BY         RETAINED BY          RETAINED BY
 ENDED                     DISTRIBUTOR      DISTRIBUTOR         DISTRIBUTOR          DISTRIBUTOR
------------------------------------------------------------------------------------------------
 March 31, 2002                $13,002         $209,777              $3,090                 $242


28       OPPENHEIMER DISCOVERY FUND

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $985,590, all of which were paid by the Distributor to recipients, and included $73,414 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.





29       OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                             DISTRIBUTOR'S
                                                         DISTRIBUTOR'S           AGGREGATE
                                                             AGGREGATE        UNREIMBURSED
                                                          UNREIMBURSED       EXPENSES AS %
                 TOTAL PAYMENTS      AMOUNT RETAINED          EXPENSES       OF NET ASSETS
                     UNDER PLAN       BY DISTRIBUTOR        UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------
 Class B Plan        $1,250,358             $976,033        $6,234,328                2.47%
 Class C Plan           246,036               52,439           934,147                1.82
 Class N Plan             3,124                3,095            24,031                0.98

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
--------------------------------------------------------------------------------
 6. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.



30       OPPENHEIMER DISCOVERY FUND

    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2002 was as follows:

                                                                   CALL OPTIONS
                                                 -------------------------------
                                                    NUMBER OF         AMOUNT OF
                                                    CONTRACTS          PREMIUMS
--------------------------------------------------------------------------------
 Options outstanding as of September 30, 2001            200          $ 39,399
 Options closed or expired                              (200)          (39,399)
                                                 -------------------------------
 Options outstanding as of March 31, 2002                 --          $     --
                                                 ===============================


--------------------------------------------------------------------------------
 7. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2002, was $20,751,762, which represents 1.72% of the Fund's net assets, of which $9,073,054 is considered restricted. Information concerning restricted securities is as follows:

                                       ACQUISITION                         VALUATION AS OF        UNREALIZED
 SECURITY                                    DATES            COST          MARCH 31, 2002      DEPRECIATION
-------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Candescent Technologies Corp.:
 $2.50 Cv., Series D, Vtg.                 3/31/95      $3,000,000              $       --       $(3,000,000)
 Sr. Exchangeable, Series E, Vtg.          4/24/96       4,400,000                      --        (4,400,000)
 Sr. Exchangeable, Series F, Vtg.          6/11/97       1,500,000                      --        (1,500,000)
-------------------------------------------------------------------------------------------------------------
 DOV Pharmaceutical, Inc., $10 Cv.,
 Series D                                  8/30/01       3,000,000               3,000,000                --
-------------------------------------------------------------------------------------------------------------
 Pharmaceutical Resources, Inc.            8/27/01       7,738,200               6,073,054        (1,665,146)


31       OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 8. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.





32       OPPENHEIMER DISCOVERY FUND

OPPENHEIMER DISCOVERY FUND



--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES   Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         John V. Murphy, President and Trustee
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Jayne Stevlingson, Vice President
                         Robert G. Zack, Secretary
                         Brian W. Wixted, Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary
--------------------------------------------------------------------------------
 INVESTMENT ADVISOR      OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 DISTRIBUTOR             OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 TRANSFER AND            OppenheimerFunds Services
 SHAREHOLDER SERVICING
 AGENT


--------------------------------------------------------------------------------
 CUSTODIAN OF            The Bank of New York
 PORTFOLIO SECURITIES


--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS    KPMG LLP


--------------------------------------------------------------------------------
 LEGAL COUNSEL           Mayer, Brown, Rowe and Maw

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                         OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


33       OPPENHEIMER DISCOVERY FUND

INFORMATION AND SERVICES


GET THIS REPORT ONLINE!
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shareholder reports, prospectuses or prospectus supplements for your fund(s)
become available online, instead of receiving them through the mail. You'll be
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Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OPOCX  Class B: ODIBX   Class C: ODICX
                Class N: ODINX  Class Y: ODIYX
--------------------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.




[LOGO OMITTED]
OPPENHEIMERFUNDS(R)
Distributor, Inc.


RS0500.001.0302  May 30, 2002